Introduction - Foreign exchange rates (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Bolivia
Foreign Exchange Rate [Line Items]
Closing foreign exchange rate	6.91	6.91
Change in closing foreign exchange rate	0.000
Average foreign exchange rate	6.91	6.91	6.91
Change in average foreign exchange rate	0.000
Chad
Foreign Exchange Rate [Line Items]
Closing foreign exchange rate		580
Average foreign exchange rate		571	588
Colombia
Foreign Exchange Rate [Line Items]
Closing foreign exchange rate	3,277	3,250
Change in closing foreign exchange rate	0.008
Average foreign exchange rate	3,296	2,973	2,961
Change in average foreign exchange rate	0.109
Costa Rica, Colones
Foreign Exchange Rate [Line Items]
Closing foreign exchange rate	576	608
Change in closing foreign exchange rate	(0.052)
Average foreign exchange rate	588	578	571
Change in average foreign exchange rate	0.018
Ghanaian cedi
Foreign Exchange Rate [Line Items]
Closing foreign exchange rate	5.73	4.82
Change in closing foreign exchange rate	0.189
Average foreign exchange rate	5.33	4.63	4.36
Change in average foreign exchange rate	0.150
Guatemala, Quetzales
Foreign Exchange Rate [Line Items]
Closing foreign exchange rate	7.70	7.74
Change in closing foreign exchange rate	(0.005)
Average foreign exchange rate	7.71	7.52	7.36
Change in average foreign exchange rate	0.025
Honduras, Lempiras
Foreign Exchange Rate [Line Items]
Closing foreign exchange rate	24.72	24.42
Change in closing foreign exchange rate	0.012
Average foreign exchange rate	24.59	23.99	23.58
Change in average foreign exchange rate	0.025
Euro Member Countries, Euro
Foreign Exchange Rate [Line Items]
Closing foreign exchange rate	0.89	0.87
Change in closing foreign exchange rate	0.025
Average foreign exchange rate	0.89	0.85	0.89
Change in average foreign exchange rate	0.051
Nicaragua, Cordobas
Foreign Exchange Rate [Line Items]
Closing foreign exchange rate	33.84	32.33
Change in closing foreign exchange rate	0.047
Average foreign exchange rate	33.12	31.55	30.05
Change in average foreign exchange rate	0.050
Paraguay
Foreign Exchange Rate [Line Items]
Closing foreign exchange rate	6,453	5,961
Change in closing foreign exchange rate	0.083
Average foreign exchange rate	6,232	5,743	5,626
Change in average foreign exchange rate	0.085
Sweden, Kronor
Foreign Exchange Rate [Line Items]
Closing foreign exchange rate	9.365	8.85
Change in closing foreign exchange rate	0.058
Average foreign exchange rate	9.43	8.71	8.53
Change in average foreign exchange rate	0.083
Tanzania
Foreign Exchange Rate [Line Items]
Closing foreign exchange rate	2,299	2,299
Change in closing foreign exchange rate	0.000
Average foreign exchange rate	2,304	2,274	2,233
Change in average foreign exchange rate	0.013
United Kingdom, Pounds
Foreign Exchange Rate [Line Items]
Closing foreign exchange rate	0.75	0.78
Change in closing foreign exchange rate	(0.033)
Average foreign exchange rate	0.78	0.75	0.77
Change in average foreign exchange rate	0.043